Underwriting Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disaggregation of Revenue
Number of program administrators | item					2
Number of products					$ 4
Amount	$ 58,346,000	$ 37,342,000	$ 112,377,000	$ 71,354,000	$ 154,891,000	$ 120,234,000	$ 82,287,000
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Sales Revenue | Product Concentration Risk
Disaggregation of Revenue
Amount					$ 104,900,000	$ 85,800,000	$ 62,900,000
% of GWP					67.70%	71.30%	76.50%